Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
The Company’s defined benefit pension plans cover employees in the U.S., Canada, and Europe who meet eligibility requirements. The plan covering U.S. employees is noncontributory and the Company implemented a hard freeze for the U.S. qualified defined benefit plan as of December 31, 2013. No further benefits were provided after this date for additional credited service or earnings and all participants became fully vested as of December 31, 2013. The Canadian plan is contributory and benefits are based on career average compensation. The Company’s funding policy is to contribute an amount equal to the minimum required contribution under applicable pension legislation. For the plans in the U.S. and Canada, the Company may increase its contribution above the minimum, if appropriate to its tax and cash position and the plans’ funded position. The European plans are funded in accordance with local regulations.
The Company also sponsors supplemental retirement plans covering employees in the U.S. and Canada. The Company uses a measurement date of December 31 for its pension and supplemental retirement plans.
Several assumptions are used to determine the benefit obligations, plan assets, and net periodic income. The discount rate for the U.S. pension plan is calculated using a bond matching approach to select specific bonds that would satisfy the projected benefit payments. The bond matching approach reflects the process that would be used to settle the pension obligations. The discount rate for non U.S. plans are set by using Willis Towers Watson's RATE:Link model. For each plan, this approach reflects yields available on high quality corporate bonds that would generate the cash flow necessary to pay the plan's benefits when due. The expected return on plan assets is based on a calculated market-related value of plan assets, where gains and losses on plan assets are amortized over a five year period and accumulate in other comprehensive income. Other non-investment unrecognized gains and losses are amortized in future net income based on a “corridor” approach, where the corridor is equal to 10% of the greater of the benefit obligation or the market-related value of plan assets at the beginning of the year. The unrecognized gains and losses in excess of the corridor criteria are amortized over the average future lifetime or service of plan participants, depending on the plan. These assumptions are updated at each annual measurement date.
Changes in benefit obligations for the years ended December 31, 2019 and 2018 were:

	2019	2018
Changes in benefit obligation
Benefit obligation at beginning of year	$2,278,043	$2,435,765
Service cost	9,558	10,410
Interest cost	97,441	88,247
Plan participants’ contributions	2,246	2,466
Actuarial loss (gain)	246,352	(122,556)
Foreign currency exchange rate changes	9,073	(18,416)
Gross benefits paid	(119,789)	(118,643)
Plan amendments	3,327	—
Curtailments	(6,569)	—
Settlements	(67,831)	—
Special termination costs	42,757	—
Acquired plans	1,992	770
Benefit obligation at end of year	$2,496,600	$2,278,043
The benefit obligations for the Company’s U.S. pension plans included in the above were $2,228,066 and $2,055,701 at December 31, 2019 and 2018, respectively. The total accumulated benefit obligation for the Company’s defined benefit pension plans in the U.S., Canada, and Europe was approximately $2,466,322 and $2,247,013 at December 31, 2019 and 2018, respectively.
The Company recorded $42,757 in special termination costs related to benefits provided through the Company's defined benefit plans to employees that accepted the voluntary retirement program ("VRP") as part of the Company's 2019 Cost Savings Plan. Refer to the restructuring footnote for more information.
The assumptions used to measure the pension benefit obligations for the plans at December 31, 2019 and 2018, were:

	2019	2018
Weighted average discount rate	3.43%	4.36%
Rate of increase in future compensation levels	3.13%	3.14%
Changes in plan assets for the years ended December 31, 2019 and 2018 were:

	2019	2018
Changes in plan assets
Fair value of plan assets at beginning of year	$2,043,379	$2,206,479
Actual return on plan assets	427,597	(86,418)
Foreign currency exchange rate changes	9,826	(18,054)
Employer contributions	15,799	57,549
Plan participants’ contributions	2,246	2,466
Benefits paid	(119,789)	(118,643)
Settlements	(67,831)	—
Fair value of plan assets at end of year	$2,311,227	$2,043,379
The fair values of plan assets for the Company’s U.S. pension plans included in the above were $2,051,474 and $1,831,513 at December 31, 2019 and 2018, respectively.
For the years ended December 31, 2019 and 2018, the aggregate benefit obligation and aggregate fair value of plan assets for plans with benefit obligations in excess of plan assets were as follows:

	2019	2018
Aggregate benefit obligation	$298,565	$2,106,348
Aggregate fair value of plan assets	$39,672	$1,863,245
For the years ended December 31, 2019 and 2018, the aggregate accumulated benefit obligation and aggregate fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets were as follows:

	2019	2018
Aggregate accumulated benefit obligation	$270,230	$2,070,183
Aggregate fair value of plan assets	$39,672	$1,855,714
The asset allocations for the Company’s funded pension plans at December 31, 2019 and 2018, and the target allocation for 2020, by asset category were:

	Target Allocation	Percentage of Plan Assets at December 31
	2020	2019	2018
Asset Category
Equity securities	68%	70%	67%
Debt securities	32%	30%	33%
	100%	100%	100%
The Company’s benefit plan committees in the U.S. and Canada establish investment policies and strategies and regularly monitor the performance of the funds. The plans in Europe are unfunded and, therefore, there are no plan assets. The pension plan strategy implemented by the Company’s management is to achieve long-term objectives and invest the pension assets in accordance with the applicable pension legislation in the U.S. and Canada as well as fiduciary standards. The long-term primary investment objectives for the pension plans are to provide for a reasonable amount of long-term growth of capital, without undue exposure to risk, protect the assets from erosion of purchasing power, and provide investment results that meet or exceed the pension plans’ actuarially assumed long-term rates of return. The Company’s investment strategy with respect to pension plan assets is to generate a return in excess of the passive portfolio benchmark (47% S&P 500 Index, 5% Russell Midcap Index, 7% Russell 2000 Index, 5% MSCI EAFE Index, 5% DJ Global Moderate Index, 3% MSCI Emerging Market Net, and 28% Barclays U.S. Long Govt/Credit).
The fair values of the plan assets as of December 31, 2019 and 2018, by asset category, are shown in the tables below. Various inputs are considered when determining the value of the Company’s pension plan assets. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. Level 1 represents observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets. Level 2 represents other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.). Level 3 represents significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments). Certain investments are measured at fair value using the net asset value ("NAV") per share as a practical expedient and have not been classified in the fair value hierarchy.
The valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. Equity securities are valued at the closing price reported on the active market on which the individual securities are traded on the last day of the calendar plan year. Debt securities including corporate bonds, U.S. Government securities, and asset-backed securities are valued using price evaluations reflecting the bid and/or ask sides of the market for an investment as of the last day of the calendar plan year.

	2019
	Total	Assets Measured at NAV	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities
Common stocks — mutual funds — equity	$527,151	$187,500	$339,651	$—	$—
Genuine Parts Company common stock	214,418	—	214,418	—	—
Other stocks	865,078	—	865,070	—	8

Debt Securities
Short-term investments	34,516	—	34,516	—	—
Cash and equivalents	15,833	—	15,833	—	—
Government bonds	259,939	—	167,394	92,545	—
Corporate bonds	255,352	—	—	255,352	—
Asset-backed and mortgage-backed securities	9,316	—	—	9,316	—
Other-international	27,903	—	27,903	—	—
Municipal bonds	10,153	—	—	10,153	—
Mutual funds—fixed income	89,298	89,298	—	—	—

Other
Cash surrender value of life insurance policies	2,270	—	—	—	2,270
Total	$2,311,227	$276,798	$1,664,785	$367,366	$2,278

	2018
	Total	Assets Measured at NAV	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities
Common stocks — mutual funds — equity	$457,567	$166,045	$291,522	$—	$—
Genuine Parts Company common stock	193,810	—	193,810	—	—
Other stocks	713,924	—	713,882	—	42

Debt Securities
Short-term investments	30,855	—	30,855	—	—
Cash and equivalents	14,583	—	14,583	—	—
Government bonds	223,750	—	159,483	64,267	—
Corporate bonds	227,616	—	—	227,616	—
Asset-backed and mortgage-backed securities	8,866	—	—	8,866	—
Other-international	29,471	—	29,126	345	—
Municipal bonds	8,747	—	—	8,747	—
Mutual funds—fixed income	131,755	86,443	—	45,312	—

Other
Cash surrender value of life insurance policies	2,435	—	—	—	2,435
Total	$2,043,379	$252,488	$1,433,261	$355,153	$2,477
Equity securities include Genuine Parts Company common stock in the amounts of $214,418 (9% of total plan assets) and $193,810 (9% of total plan assets) at December 31, 2019 and 2018, respectively. Dividend payments received by the plan on Company stock totaled approximately $6,156 and $5,813 in 2019 and 2018, respectively. Fees paid during the year for services rendered by parties in interest were based on customary and reasonable rates for such services.
The changes in the fair value measurement of plan assets using significant unobservable inputs (Level 3) during 2019 and 2018 were not material.
Based on the investment policy for the pension plans, as well as an asset study that was performed based on the Company’s asset allocations and future expectations, the Company’s expected rate of return on plan assets for measuring 2020 pension income is 7.11% for the plans. The asset study forecasted expected rates of return for the approximate duration of the Company’s benefit obligations, using capital market data and historical relationships.
The following table sets forth the funded status of the plans and the amounts recognized in the consolidated balance sheets at December 31:

	2019	2018
Other long-term asset	$73,520	$8,440
Other current liability	(11,692)	(9,213)
Pension and other post-retirement liabilities	(247,201)	(233,891)
	$(185,373)	$(234,664)

Amounts recognized in accumulated other comprehensive loss consist of:

	2019	2018
Net actuarial loss	$952,133	$1,014,794
Prior service cost	9,343	5,939
	$961,476	$1,020,733
The following table reflects the total benefits expected to be paid from the pension plans’ or the Company’s assets. Of the pension benefits expected to be paid in 2020, approximately $11,694 is expected to be paid from employer assets. Expected employer contributions below reflect amounts expected to be contributed to funded plans. Information about the expected cash flows for the pension plans follows:

Employer contribution
2020 (expected)	$6,943
Expected benefit payments:
2020	$123,033
2021	$130,333
2022	$134,260
2023	$138,539
2024	$141,350
2025 through 2029	$737,591
Net periodic benefit income included the following components:

	2019	2018	2017
Service cost	$9,558	$10,410	$8,459
Interest cost	97,441	88,247	96,651
Expected return on plan assets	(154,137)	(154,006)	(155,432)
Amortization of prior service credit	(67)	(147)	(350)
Amortization of actuarial loss	31,000	39,721	38,034
Net periodic benefit income	$(16,205)	$(15,775)	$(12,638)
Service cost is recorded in selling, administrative and other expenses in the consolidated statements of income and comprehensive income while all other components except for special termination costs are recorded within other non-operating expenses (income). The special termination costs incurred in connection with the 2019 Cost Savings Plan are presented on their own line within non-operating expenses (income).
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	2019	2018	2017
Current year actuarial (gain) loss	$(33,677)	$117,867	$(27,672)
Recognition of actuarial loss	(31,000)	(39,721)	(38,034)
Current year prior service cost	3,327	—	4,768
Recognition of prior service credit	67	147	350
Recognition of curtailment loss	(155)	—	—
Other	(50)	—	—
Total recognized in other comprehensive (loss) income	$(61,488)	$78,293	$(60,588)
Total recognized in net periodic benefit income and other comprehensive (loss) income	$(77,693)	$62,518	$(73,226)
The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit income in 2020 are as follows:

Actuarial loss	$44,602
Prior service credit	691
Total	$45,293
The assumptions used in measuring the net periodic benefit income for the plans follow:

	2019	2018	2017
Weighted average discount rate	4.36%	3.70%	4.26%
Rate of increase in future compensation levels	3.14%	3.11%	3.15%
Expected long-term rate of return on plan assets	7.12%	7.14%	7.80%
The Company has one defined contribution plan in the U.S. that covers substantially all of its domestic employees. Employees receive a matching contribution of 100% of the first 5% of the employees’ salary. Total plan expense was approximately $64,990 in 2019, $62,335 in 2018, and $58,186 in 2017.
The Company has a defined contribution plan that covers full-time Canadian employees after six months of employment and part-time employees upon meeting provincial minimum standards. Employees receive a matching contribution of 100% of the first 5% of the employees’ salary. Total plan expense was approximately $4,433 in 2019 and $4,108 in 2018.